EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per Share
Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2022	2021

Net income from continuing operations	$779,374	$459,357
Non-controlling interest	5,539	4,272
Net income attributable to shareholders of Tricon from continuing operations	773,835	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Net income attributable to shareholders of Tricon	$808,941	$445,255

Weighted average number of common shares outstanding	272,972,697	218,087,838
Adjustments for vested units	1,510,567	1,746,292
Weighted average number of common shares outstanding for basic earnings per share	274,483,264	219,834,130

Basic earnings per share
Continuing operations	$2.82	$2.07
Discontinued operations	0.13	(0.04)
Basic earnings per share	$2.95	$2.03

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2022	2021

Net income attributable to shareholders of Tricon from continuing operations	$773,835	$455,085
Adjustment for preferred units interest expense - net of tax	18,410	—
Fair value gain on derivative financial instruments and other liabilities	(175,848)	—
Adjusted net income attributable to shareholders of Tricon from continuing operations	616,397	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Adjusted net income attributable to shareholders of Tricon	$651,503	$445,255

Weighted average number of common shares outstanding	274,483,264	219,834,130
Adjustments for stock compensation	1,790,235	2,284,607
Adjustments for preferred units	34,826,994	—
Weighted average number of common shares outstanding for diluted earnings per share	311,100,493	222,118,737

Diluted earnings per share
Continuing operations	$1.98	$2.05
Discontinued operations	0.11	(0.05)
Diluted earnings per share	$2.09	$2.00